Maturity analysis for derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	₩ (538,977)	₩ 1,065,707
In flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	17,881,946	9,593,477
Out flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(18,420,923)	(8,527,770)
Less than 1 month
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(451,926)	410,815
Less than 1 month | In flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	2,402,504	3,735,274
Less than 1 month | Out flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(2,854,430)	(3,324,459)
1~3 months
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(5,741)	291,917
1~3 months | In flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	585,267	790,313
1~3 months | Out flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(591,008)	(498,396)
3~6 months
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(26,570)	101,772
3~6 months | In flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	814,009	829,659
3~6 months | Out flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(840,579)	(727,887)
6 months ~ 1 year
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(6,552)	89,071
6 months ~ 1 year | In flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	1,110,368	1,411,010
6 months ~ 1 year | Out flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(1,116,920)	(1,321,939)
1~5 years
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(37,532)	89,817
1~5 years | In flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	6,223,707	2,684,189
1~5 years | Out flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(6,261,239)	(2,594,372)
More than 5 years
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	(10,656)	82,315
More than 5 years | In flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	6,746,091	143,032
More than 5 years | Out flows
Disclosure of maturity analysis for derivatives [Line Items]
Derivative financial instruments, undiscounted cash flows	₩ (6,756,747)	₩ (60,717)